Net investment expense (Table)	12 Months Ended
Dec. 31, 2022
Gains (losses) on financial instruments [abstract]
Net investment (expense)/income

	2022	2021	2020
	£m	£m	£m
Net gains/(losses) from financial assets mandatorily at fair value	19	(116)	(39)
Net (losses)/gains from disposal of debt instruments at fair value through other comprehensive income	(68)	248	251
Net (losses)/gains from disposal of financial assets and liabilities measured at amortised cost	(66)	22	(128)
Net losses on other investments	(208)	(234)	(205)
Net investment expense	(323)	(80)	(121)